Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2025	Oct. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	16,250,000	15,000,000
Ordinary shares, shares outstanding	16,250,000	15,000,000